Income Taxes - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016 USD ($) Plan	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate income tax rate	26.50%	26.50%	25.00%
Number of active plans | Plan	3
Dividends subject to withholding tax rate	15.00%
Uniform tax rate	26.50%	26.50%	25.00%
Tax benefits relating to research and development tax credits	$ 884,000	$ 909,000	$ 1,439,000
Tax loss carryforwards and investment tax credits	36,000,000
Tax benefits relating to state tax credits	79,000
Deferred income taxes of undistributed earnings	$ 1,053,078,000
Income tax assessment description	In March 2016, the Israel tax authorities issued a tax assessment for the period January 1, 2010 through March 31, 2014, in the amount of $40,307.
Amount of interest and penalties recognized on the consolidated statement of operations	$ 759,000	(230,000)	751,000
Amount of interest and penalties recognized on the consolidated balance sheet	1,293,000	550,000
Amount of unrecognized tax benefits	22,093,000	$ 8,966,000	$ 6,858,000	$ 6,634,000
Canadian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	0
U.K. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	10,520,000
Irish Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	70,423,000
U.S. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	0
Hungarian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	0
Israeli Tax Authority [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Tax assessment amount	$ 40,307,000
Industrial Company [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	9.00%
Industrial Company [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	16.00%
Special Industrial Companies [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	5.00%
Special Industrial Companies [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	8.00%
Approved Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of active plans | Plan	2
Benefited Enterprise [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of active plans | Plan	1
Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period	2 years
Additional corporate tax exemption period	13 years
Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period	2 years
Additional corporate tax exemption period	8 years
Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period	2 years
Additional corporate tax exemption period	8 years
Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Net operating losses carryforward	$ 0
Israel [Member] | Capital Losses Carryforward [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses	74,000,000
U.S. Tax Authorities [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Additional current tax expenses	$ 2,034,000
Minimum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	10.00%
Minimum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage	90.00%
Maximum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Dividends subject to withholding tax rate	20.00%
Maximum [Member] | Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Maximum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Maximum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates	25.00%
Maximum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage	49.00%